Taxes (Details) - Schedule of statutory EIT rate and the effective tax - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Schedule of statutory EIT rate and the effective tax [Abstract]
Provision for income taxes at statutory tax rate in the PRC	$ 7,546,583	$ 13,737,507	$ 12,940,980
Effect of income for which no income tax is chargeable
Effect of expense for which no income tax is deductible	11,929	130,769	13,391
Reversal of deficit
Effective tax	$ 1,898,575	$ 3,565,146	$ 3,248,636